COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Rental expenses	¥ 26,040	¥ 21,575	¥ 22,835
Future minimum lease payments:
2019	18,087
2020	18,106
2021	16,769
2022	¥ 1,359
Contingencies
Loss contingency accrued		¥ 0	¥ 0